Segment reporting (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [line items]
Disclosure of operating segments [Table Text Block]
		For the Year Ended March 31,
Segment information:		Global Generics						PSAI						Proprietary Products
Reportable segments		2022		2021		2020		2022		2021		2020		2022		2021		2020
Revenues (1)	Rs.	179,170	Rs.	154,404	Rs.	138,123	Rs.	30,740	Rs.	31,982	Rs.	25,747	Rs.	1,611	Rs.	523	Rs.	7,949
Gross profit	Rs.	103,270	Rs.	91,111	Rs.	78,449	Rs.	6,821	Rs.	9,426	Rs.	6,190	Rs.	1,590	Rs.	482	Rs.	7,744
Selling, general and administrative expenses
Research and development expenses
Impairment of non-current assets
Other income, net
Results from operating activities
Finance income, net
Share of profit of equity accounted investees, net of tax
Profit before tax
Tax expense/(benefit), net
Profit for the year
Segment information:	For the Year Ended March 31,
Reportable segments	Others						Total
	2022		2021		2020		202 2		202 1		20 20
Revenues (1)	Rs.	2,870	Rs.	2,813	Rs.	2,781	Rs.	214,391	Rs.	189,722	Rs.	174,600
Gross profit	Rs.	2,159	Rs.	2,058	Rs.	1,626	Rs.	113,840	Rs.	103,077	Rs.	94,009
Selling, general and administrative expenses								62,081		54,650		50,129
Research and development expenses								17,482		16,541		15,410
Impairment of non-current assets								7,562		8,588		16,767
Other income, net								(2,761)		(982)		(4,290)
Results from operating activities							Rs.	29,476	Rs.	24,280	Rs.	15,993
Finance income, net								2,119		1,653		1,478
Share of profit of equity accounted investees, net of tax								703		480		561
Profit before tax							Rs.	32,298	Rs.	26,413	Rs.	18,032
Tax expense/(benefit), net								8,730		9,175		(1,466)
Profit for the year							Rs.	23,568	Rs.	17,238	Rs.	19,498

(1)	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).

Analysis of revenues within the Global Generics segment [Table Text Block]
R
evenues within the Global Generics segment:

R
evenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Nervous System	Rs.	26,159	Rs.	29,040	Rs.	26,825
Gastrointestinal		23,386		21,132		19,394
Anti-Infective		22,526		12,906		9,402
Pain Management		18,437		15,531		13,808
Oncology		17,051		16,842		18,245
Respiratory		15,085		11,089		10,433
Cardiovascular		14,856		15,460		14,729
Hematology		11,737		4,959		4,725
Dermatology		6,797		5,240		3,255
Nutraceutical s		4,530		4,059		3,441
Others		18,606		18,146		13,866
Total	Rs.	179,170	Rs.	154,404	Rs.	138,123

Analysis of revenues within the PSAI segment [Table Text Block]
R
evenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Cardiovascular	Rs.	7,729	Rs.	9,834	Rs.	8,567
Anti-Infective		5,450		4,126		2,264
Pain Management		4,513		4,657		5,073
Nervous System		3,017		2,704		2,797
Oncology		2,526		2,385		1,798
Gastrointestinal		982		1,098		705
Genitourinary		705		825		441
Respiratory		676		1,317		789
Diabetology		544		350		168
Dermatology		498		768		1,370
Others		4,100		3,918		1,775
Total	Rs.	30,740	Rs.	31,982	Rs.	25,747

Analysis of revenues by geography [Table Text block]
The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2022		2021		2020
India	Rs.	43,986	Rs.	36,252	Rs.	32,089
United States		80,564		76,702		76,028
Russia		20,879		15,816		16,900
Others (1)		68,962		60,952		49,583
	Rs.	214,391	Rs.	189,722	Rs.	174,600

Reportable segments [member]
Disclosure of operating segments [line items]
Analysis of revenues within the Global Generics segment [Table Text Block]
R
evenues within the Global Generics segment:

R
evenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Nervous System	Rs.	26,159	Rs.	29,040	Rs.	26,825
Gastrointestinal		23,386		21,132		19,394
Anti-Infective		22,526		12,906		9,402
Pain Management		18,437		15,531		13,808
Oncology		17,051		16,842		18,245
Respiratory		15,085		11,089		10,433
Cardiovascular		14,856		15,460		14,729
Hematology		11,737		4,959		4,725
Dermatology		6,797		5,240		3,255
Nutraceutical s		4,530		4,059		3,441
Others		18,606		18,146		13,866
Total	Rs.	179,170	Rs.	154,404	Rs.	138,123

Analysis of revenues within the PSAI segment [Table Text Block]
R
evenues within the PSAI segment:

R
evenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Cardiovascular	Rs.	7,729	Rs.	9,834	Rs.	8,567
Anti-Infective		5,450		4,126		2,264
Pain Management		4,513		4,657		5,073
Nervous System		3,017		2,704		2,797
Oncology		2,526		2,385		1,798
Gastrointestinal		982		1,098		705
Genitourinary		705		825		441
Respiratory		676		1,317		789
Diabetology		544		350		168
Dermatology		498		768		1,370
Others		4,100		3,918		1,775
Total	Rs.	30,740	Rs.	31,982	Rs.	25,747

Analysis of revenues by geography [Table Text block]
R
evenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2022		2021		20 20
India	Rs.	43,986	Rs.	36,252	Rs.	32,089
United States		80,564		76,702		76,028
Russia		20,879		15,816		16,900
Others (1)		68,962		60,952		49,583
	Rs.	214,391	Rs.	189,722	Rs.	174,600

(1)	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.

Disclosure of analysis of Company's non-current assets (other than financial instruments and deferred tax assets)[Table Text Block]

The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2022		2021
India	Rs.	83,166	Rs.	75,284
Switzerland		4,748		11,661
United States		3,851		7,627
Germany		1,263		1,087
Others		5,244		5,109
	Rs.	98,272	Rs.	100,768

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) [Table Text Block]
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2022		2021
India	Rs.	15,580	Rs.	27,882
Switzerland		195		3,760
United States		260		2,158
Others		1,198		1,031
	Rs.	17,233	Rs.	34,831

Disclosure of Analysis of depreciation and amortization, included in cost of revenues [Table Text Block]
D
epreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2022		2021		2020
Global Generics	Rs.	3,078	Rs.	3,435	Rs.	3,666
PSAI		2,507		2,578		2,804
Proprietary Products		-		-		-
Others		42		48		71
	Rs.	5,627	Rs.	6,061	Rs.	6,541